LAND USE RIGHTS, NET (Details Textual) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 Use Rights [Member] CNY	Sep. 30, 2011 Use Rights [Member] CNY	Sep. 30, 2010 Use Rights [Member] CNY	Sep. 30, 2012 Asset Pledged As Collateral [Member] CNY	Sep. 30, 2011 Asset Pledged As Collateral [Member] CNY
Land use rights, net	32,318	33,094		$ 5,097				2,546	453
Amortization of Intangible Assets	5,846	8,870	9,692		892	502	489